    As filed with the Securities and Exchange Commission on August 6, 2003


                                                      Registration No. 333-30706
                                                                       811-08904


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 13                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 48                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             William J. Evers Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street                                    and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, DC 20097-5109                        51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[X]     immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]     on May 1, 2003 pursuant to paragraph (b) of Rule 485.
[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]     on ___________ pursuant to paragraph (a) (1) of Rule 485.


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:
        Units of interest in a separate account under variable annuity contracts

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 13 ("Amendment") for the purposes of adding one new variable sub-account that will be available under the NYLIAC LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity and MainStay Premium Plus II Variable Annuity contracts described in the registration statement. The prospectus supplements contained in the Amendment add to the information contained in the prospectuses dated May 1, 2003 and June 2, 2003 for LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity and MainStay Premium Plus II Variable Annuity. The Amendment is not intended to amend or delete any part of the above-referenced prospectuses, except as specifically noted therein.

                       SUPPLEMENT DATED SEPTEMBER 8, 2003

                   to the Prospectuses dated May 1, 2003 for

                         LIFESTAGES(R) VARIABLE ANNUITY
                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                 and to the Prospectuses dated June 2, 2003 for

                         LIFESTAGES(R) VARIABLE ANNUITY
                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
                 LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

  and to the Prospectus dated May 1, 2002 and Supplement dated May 1, 2003 for
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  Investing in
           NYLIAC Variable Annuity Separate Accounts - I, II and III

YOU SHOULD READ THE PRODUCT PROSPECTUS AND THIS SUPPLEMENT CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE FIDELITY(R) MID
CAP -- SERVICE CLASS 2 PORTFOLIO.

This supplement amends the product prospectuses dated May 1, 2003 and June 2, 2003 for LifeStages(R) Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Select Variable Annuity and LifeStages(R) Flexible Premium Variable Annuity policies and the product prospectus dated May 2, 2002, and later supplemented on May 1, 2003, for LifeStages(R) Access Variable Annuity ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

The purpose of this supplement is to describe a new Investment Division that will be available under the policies as of September 8, 2003. The supplement identifies the new Investment Division and provides information regarding the fees, expenses and investment objective. Keeping this in mind, please note the following:

A.  FIRST PAGE

Add the following to the list of Investment Divisions: Fidelity(R) Mid Cap - Service Class 2

B.  TABLE OF FEES AND EXPENSES

Add the following to the TOTAL ANNUAL FUND OPERATING EXPENSES table:

                                                           TOTAL FUND ANNUAL
INVESTMENT DIVISIONS                                           EXPENSES
--------------------                                       -----------------
Fidelity(R) Mid Cap - Service Class 2                           0.95%(e)

-------------------------------------------------------------------------------------------------------
13873A(9/03)   13943A(9/03)   14133A(9/03)   14135A(9/03)   14137A(9/03)   14139A(9/03)   18900A(9/03)
13941A(9/03)   14126A(9/03)   14134A(9/03)   14136A(9/03)   14138A(9/03)   18516A(9/03)   18901A(9/03)

C.  EXAMPLES

     1. For the LIFESTAGES(R) ACCESS VARIABLE ANNUITY prospectus dated May 1, 2002 and supplemented May 1, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

INVESTMENT DIVISION                                    1 YR      3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2                 -------   -------   ---------   ---------
without EBB Rider                                     $290.07   $888.96   $1,513.75   $3,116.73
with EBB Rider                                        $320.12   $978.10   $1,660.40   $3,478.63

     2. For the LIFESTAGES(R) VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and
Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $430.22   $  826.17   $1,409.87   $2,918.17
with IPP Rider                                      $474.65   $  960.48   $1,631.48   $3,423.39
with EBB Rider                                      $459.86   $  915.88   $1,558.14   $3,282.44
with IPP & EBB Riders                               $504.29   $1,050.21   $1,779.78   $3,712.18

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $430.22   $  995.05   $1,536.24   $2,918.17
with IPP Rider                                      $474.65   $1,127.10   $1,755.05   $3,423.39
with EBB Rider                                      $459.86   $1,083.25   $1,682.63   $3,282.44
with IPP & EBB Riders                               $504.29   $1,215.31   $1,901.46   $3,712.18

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $269.01    $  826.17    $1,409.87    $2,918.17
with IPP Rider                                      $314.17    $  960.48    $1,631.48    $3,423.39
with EBB Rider                                      $299.14    $  915.88    $1,558.14    $3,282.44
with IPP & EBB Riders                               $344.29    $1,050.21    $1,779.78    $3,712.18

     3. For the LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $420.31   $  796.07   $1,359.91   $2,821.92
with IPP Rider                                      $464.78   $  930.75   $1,582.62   $3,329.61
with EBB Rider                                      $449.99   $  886.05   $1,508.96   $3,187.16
with IPP & EBB Riders                               $494.45   $1,020.71   $1,731.64   $3,621.48

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $420.31   $  965.46   $1,512.33   $2,821.92
with IPP Rider                                      $464.78   $1,097.87   $1,731.64   $3,329.61
with EBB Rider                                      $449.99   $1,053.92   $1,659.10   $3,187.16
with IPP & EBB Riders                               $494.45   $1,186.31   $1,878.39   $3,621.48

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $258.95    $  796.07    $1,359.91    $2,821.92
with IPP Rider                                      $304.14    $  930.75    $1,582.62    $3,329.61
with EBB Rider                                      $289.10    $  886.05    $1,508.96    $3,187.16
with IPP & EBB Riders                               $334.29    $1,020.71    $1,731.64    $3,621.48

     4. For the LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------     -------   ---------   ---------
without any Riders                                  $450.78     $818.62   $1,397.35   $2,894.11
with IPP Rider                                      $470.48     $878.53   $1,496.53   $3,163.06
with EBB Rider                                      $480.83     $908.36   $1,545.74   $3,258.48
with IPP & EBB Riders                               $500.05     $968.29   $1,644.95   $3,452.46

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $450.78   $1,011.77   $1,549.19   $2,894.11
with IPP Rider                                      $470.48   $1,070.53   $1,646.86   $3,163.06
with EBB Rider                                      $480.83   $1,099.79   $1,695.32   $3,258.48
with IPP & EBB Riders                               $500.05   $1,158.56   $1,793.02   $3,452.46

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR         3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------     --------   ----------   ----------
without any Riders                                  $266.49      $818.62    $1,397.35    $2,894.11
with IPP Rider                                      $286.56      $878.53    $1,496.53    $3,163.06
with EBB Rider                                      $296.60      $908.36    $1,545.74    $3,258.48
with IPP & EBB Riders                               $316.69      $968.29    $1,644.95    $3,452.46

     5. For the LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY prospectus dated June 2, 2003, add the following to the "Examples" in the Table of Fees and
Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $465.55   $  863.59   $1,471.83   $3,036.86
with IPP Rider                                      $509.81   $  997.30   $1,691.88   $3,538.61
with EBB Rider                                      $495.08   $  952.93   $1,619.10   $3,399.66
with IPP & EBB Riders                               $539.33   $1,086.62   $1,839.13   $3,823.28

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $465.55   $1,055.88   $1,622.54   $3,036.86
with IPP Rider                                      $509.81   $1,187.01   $1,839.23   $3,538.61
with EBB Rider                                      $495.08   $1,143.50   $1,767.56   $3,399.66
with IPP & EBB Riders                               $539.33   $1,274.61   $1,984.24   $3,823.28

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $281.55    $  863.59    $1,471.83    $3,036.86
with IPP Rider                                      $326.63    $  997.30    $1,691.88    $3,538.61
with EBB Rider                                      $311.62    $  952.93    $1,619.10    $3,399.66
with IPP & EBB Riders                               $356.70    $1,086.62    $1,839.13    $3,823.28

     6. For the LIFESTAGES(R) SELECT VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------     -------   ---------   ---------
without any Riders                                  $480.33     $908.37   $1,545.75   $3,177.37
with EBB Rider                                      $509.81     $997.30   $1,691.86   $3,538.53

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $480.33   $1,075.87   $1,545.75   $3,177.37
with EBB Rider                                      $509.81   $1,163.29   $1,691.86   $3,538.53

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR         3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------     --------   ----------   ----------
without any Riders                                  $296.60      $908.37    $1,545.75    $3,177.37
with EBB Rider                                      $326.63      $997.30    $1,691.86    $3,538.53

     7. For the LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------     -------   ---------   ---------
without EBB Rider                                   $430.22     $826.19   $1,409.92   $2,918.28
with EBB Rider                                      $459.86     $915.94   $1,558.24   $3,282.62

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without EBB Rider                                   $430.22   $  995.08   $1,536.30   $2,918.28
with EBB Rider                                      $459.88   $1,083.31   $1,682.74   $3,282.62

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR         3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------     --------   ----------   ----------
without EBB Rider                                   $269.02      $826.19    $1,409.92    $2,918.28
with EBB Rider                                      $299.16      $915.94    $1,558.24    $3,282.62

D.  THE SEPARATE ACCOUNT

For the LifeStages(R) Flexible Premium Variable Annuity policies investing in Separate Accounts I and II, all references in the prospectus to the number of Investment Divisions in Separate Accounts I and II should be changed from 31 to 32.

For LifeStages(R) Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Select Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, and LifeStages(R) Access Variable Annuity investing in Separate Account III, all references in the prospectus to the number of Investment Divisions in Separate Account III should be changed from 37 to 38. All references to the number of Investment Divisions that are available should be changed from 31 to 32.

E.  THE PORTFOLIOS

In the section of the prospectuses entitled "The Portfolios," add Fidelity(R) Mid Cap - Service Class 2 to the table of Eligible Portfolios for the Fidelity Variable Insurance Products Fund.

F.  APPENDIX 1

     1. For the LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following Example to Appendix 1 that describes the single premium version of the LifeStages(R) Premium Plus Variable
Annuity:

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $450.78   $  987.63   $1,523.89   $2,894.11
with IPP Rider                                      $470.48   $1,046.53   $1,621.81   $3,163.06
with EBB Rider                                      $480.33   $1,075.86   $1,670.39   $3,258.48
with IPP & EBB Riders                               $500.05   $1,134.78   $1,768.34   $3,452.46

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                               New York, NY 10010

                       SUPPLEMENT DATED SEPTEMBER 8, 2003

                   to the Prospectuses dated May 1, 2003 for

                         MAINSTAY PLUS VARIABLE ANNUITY
                       MAINSTAY PLUS II VARIABLE ANNUITY
                     MAINSTAY PREMIUM PLUS VARIABLE ANNUITY
                        MAINSTAY SELECT VARIABLE ANNUITY

                 and to the Prospectuses dated June 2, 2003 for

                         MAINSTAY PLUS VARIABLE ANNUITY
                       MAINSTAY PLUS II VARIABLE ANNUITY
                     MAINSTAY PREMIUM PLUS VARIABLE ANNUITY
                   MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY
                        MAINSTAY SELECT VARIABLE ANNUITY

  and to the Prospectus dated May 1, 2002 and Supplement dated May 1, 2003 for
                        MAINSTAY ACCESS VARIABLE ANNUITY

                                  Investing in
                  NYLIAC Variable Annuity Separate Account III

YOU SHOULD READ THE PRODUCT PROSPECTUS AND THIS SUPPLEMENT CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE FIDELITY(R) MID
CAP -- SERVICE CLASS 2 PORTFOLIO.

This supplement amends the product prospectuses dated May 1, 2003 and June 2, 2003 for MainStay Plus Variable Annuity, MainStay Plus II Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity and MainStay Select Variable Annuity policies and the product prospectus dated May 1, 2002, and later supplemented on May 1, 2003, for MainStay Access Variable Annuity ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

The purpose of this supplement is to describe a new Investment Division that will be available under the policies as of September 8, 2003. The supplement identifies the new Investment Division and provides information regarding the fees, expenses and investment objective. Keeping this in mind, please note the following:

A.  FIRST PAGE

Add the following to the list of Investment Divisions: Fidelity(R) Mid Cap - Service Class 2

B.  TABLE OF FEES AND EXPENSES

Add the following to the TOTAL ANNUAL FUND OPERATING EXPENSES table:

                                                           TOTAL FUND ANNUAL
INVESTMENT DIVISIONS                                           EXPENSES
--------------------                                       -----------------
Fidelity(R) Mid Cap - Service Class 2                           0.95%(e)

VA-SUPP1-903

C.  EXAMPLES

     1. For the MAINSTAY ACCESS VARIABLE ANNUITY prospectus dated May 1, 2002 and supplemented May 1, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

INVESTMENT DIVISION                                    1 YR      3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2                 -------   -------   ---------   ---------
without EBB Rider                                     $290.07   $888.96   $1,513.75   $3,116.73
with EBB Rider                                        $320.12   $978.10   $1,660.40   $3,478.63

     2. For the MAINSTAY PLUS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and
Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $430.22   $  826.17   $1,409.87   $2,918.17
with IPP Rider                                      $474.65   $  960.48   $1,631.48   $3,423.39
with EBB Rider                                      $459.86   $  915.88   $1,558.14   $3,282.44
with IPP & EBB Riders                               $504.29   $1,050.21   $1,779.78   $3,712.18

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $430.22   $  995.05   $1,536.24   $2,918.17
with IPP Rider                                      $474.65   $1,127.10   $1,755.05   $3,423.39
with EBB Rider                                      $459.86   $1,083.25   $1,682.63   $3,282.44
with IPP & EBB Riders                               $504.29   $1,215.31   $1,901.46   $3,712.18

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $269.01    $  826.17    $1,409.87    $2,918.17
with IPP Rider                                      $314.17    $  960.48    $1,631.48    $3,423.39
with EBB Rider                                      $299.14    $  915.88    $1,558.14    $3,282.44
with IPP & EBB Riders                               $344.29    $1,050.21    $1,779.78    $3,712.18

     3. For the MAINSTAY PLUS II VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and
Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $420.31   $  796.07   $1,359.91   $2,821.92
with IPP Rider                                      $464.78   $  930.75   $1,582.62   $3,329.61
with EBB Rider                                      $449.99   $  886.05   $1,508.96   $3,187.16
with IPP & EBB Riders                               $494.45   $1,020.71   $1,731.64   $3,621.48

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $420.31   $  965.46   $1,512.33   $2,821.92
with IPP Rider                                      $464.78   $1,097.87   $1,731.64   $3,329.61
with EBB Rider                                      $449.99   $1,053.92   $1,659.10   $3,187.16
with IPP & EBB Riders                               $494.45   $1,186.31   $1,878.39   $3,621.48

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $258.95    $  796.07    $1,359.91    $2,821.92
with IPP Rider                                      $304.14    $  930.75    $1,582.62    $3,329.61
with EBB Rider                                      $289.10    $  886.05    $1,508.96    $3,187.16
with IPP & EBB Riders                               $334.29    $1,020.71    $1,731.64    $3,621.48

     4. For the MAINSTAY PREMIUM PLUS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------     -------   ---------   ---------
without any Riders                                  $450.78     $818.62   $1,397.35   $2,894.11
with IPP Rider                                      $470.48     $878.53   $1,496.53   $3,163.06
with EBB Rider                                      $480.83     $908.36   $1,545.74   $3,258.48
with IPP & EBB Riders                               $500.05     $968.29   $1,644.95   $3,452.46

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $450.78   $1,011.77   $1,549.19   $2,894.11
with IPP Rider                                      $470.48   $1,070.53   $1,646.86   $3,163.06
with EBB Rider                                      $480.83   $1,099.79   $1,695.32   $3,258.48
with IPP & EBB Riders                               $500.05   $1,158.56   $1,793.02   $3,452.46

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR         3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------     --------   ----------   ----------
without any Riders                                  $266.49      $818.62    $1,397.35    $2,894.11
with IPP Rider                                      $286.56      $878.53    $1,496.53    $3,163.06
with EBB Rider                                      $296.60      $908.36    $1,545.74    $3,258.48
with IPP & EBB Riders                               $316.69      $968.29    $1,644.95    $3,452.46

     5. For the MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY prospectus dated June 2, 2003, add the following to the "Examples" in the Table of Fees and Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $465.55   $  863.59   $1,471.83   $3,036.86
with IPP Rider                                      $509.81   $  997.30   $1,691.88   $3,538.61
with EBB Rider                                      $495.08   $  952.93   $1,619.10   $3,399.66
with IPP & EBB Riders                               $539.33   $1,086.62   $1,839.13   $3,823.28

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $465.55   $1,055.88   $1,622.54   $3,036.86
with IPP Rider                                      $509.81   $1,187.01   $1,839.23   $3,538.61
with EBB Rider                                      $495.08   $1,143.50   $1,767.56   $3,399.66
with IPP & EBB Riders                               $539.33   $1,274.61   $1,984.24   $3,823.28

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR        3 YR         5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------   ----------   ----------   ----------
without any Riders                                  $281.55    $  863.59    $1,471.83    $3,036.86
with IPP Rider                                      $326.63    $  997.30    $1,691.88    $3,538.61
with EBB Rider                                      $311.62    $  952.93    $1,619.10    $3,399.66
with IPP & EBB Riders                               $356.70    $1,086.62    $1,839.13    $3,823.28

     6. For the MAINSTAY SELECT VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following to the "Examples" in the Table of Fees and
Expenses:

                                                       EXPENSES IF YOU ANNUITIZE YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR       5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------     -------   ---------   ---------
without EBB Rider                                   $480.33     $908.37   $1,545.75   $3,177.37
with EBB Rider                                      $509.81     $997.30   $1,691.86   $3,538.53

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without EBB Rider                                   $480.33   $1,075.87   $1,545.75   $3,177.37
with EBB Rider                                      $509.81   $1,163.29   $1,691.86   $3,538.53

                                                     EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                                                    -----------------------------------------------
INVESTMENT DIVISION                                   1 YR         3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               --------     --------   ----------   ----------
without EBB Rider                                   $296.60      $908.37    $1,545.75    $3,177.37
with EBB Rider                                      $326.63      $997.30    $1,691.86    $3,538.53

D.  THE SEPARATE ACCOUNT

All references in the prospectuses to the number of Investment Divisions in Separate Account III should be changed from 37 to 38. All references to the number of Investment Divisions that are available should be changed from 31 to 32.

E.  THE PORTFOLIOS

In the section of the prospectuses entitled "The Portfolios," add Fidelity(R) Mid Cap - Service Class 2 to the table of Eligible Portfolios for the Fidelity Variable Insurance Products Fund.

F.  APPENDIX 1

     For the MAINSTAY PREMIUM PLUS VARIABLE ANNUITY prospectuses dated May 1, 2003 and June 2, 2003, add the following Example to Appendix 1 that describes the single premium version of the MainStay Premium Plus Variable Annuity:

                                                       EXPENSES IF YOU SURRENDER YOUR POLICY
                                                    -------------------------------------------
INVESTMENT DIVISION                                  1 YR       3 YR        5 YR        10 YR
FIDELITY(R) MID CAP - SERVICE CLASS 2               -------   ---------   ---------   ---------
without any Riders                                  $450.78   $  987.63   $1,523.89   $2,894.11
with IPP Rider                                      $495.08   $1,119.68   $1,742.84   $3,399.73
with EBB Rider                                      $480.33   $1,075.86   $1,670.39   $3,258.48
with IPP & EBB Riders                               $524.65   $1,207.92   $1,889.58   $3,689.18

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                               New York, NY 10010

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File No. 33-87382), filed 4/29/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(4)(a) Specimen Policy - Previously filed as Exhibit (4)(a) to Registrant's initial registration statement on Form N-4 (File No. 333-30706).

(4)(b) Specimen Policy for MainStay Premium Plus Variable Annuity - Previously filed as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-30706).

(4)(c) Specimen Policy for LifeStages Premium Plus Variable Annuity - Previously filed as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-30706).

(4)(d) Specimen Policy for MainStay Premium Plus Variable Annuity (Single Premium) - Previously filed as Exhibit (4)(d) to Registrant's Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File No. 333-30706).

(4)(e) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(g) Specimen Policy for MainStay Premium Plus II Variable Annuity (203-190) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03 and incorporated herein by reference.

(4)(h) Specimen Policy for LifeStages Premium Plus II Variable Annuity (203-195) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (4)(h) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03 and incorporated herein by reference.

(5)(a) Form of application for a policy for MainStay Premium Plus Variable Annuity - Previously filed as Exhibit (5)(a) to Registrant's initial registration statement on Form N-4 (File No. 333-30706).

(5)(b) Form of application for a policy for LifeStages Premium Plus Variable Annuity - Previously filed as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-30706).

(5)(c) Form of application for a policy for MainStay Premium Plus Variable Annuity (Single Premium) - Previously filed as Exhibit
                 (5)(c) to Registrant's Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File No. 333-30706).

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among NYLIAC, Variable Insurance Funds, AmSouth Bank and Bisys Fund Services Limited Partnership - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k) to Registrant's Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

(8)(l) Form of Subscription Agreement between NYLIAC and Variable Insurance Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(l) to Registrant's Post-Effective Amendment No. 4 to the registration statement on Form N-4 for (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

(8)(o) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(r) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(s) Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(z) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(aa) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(bb)          Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(9)(a) Opinion and Consent of Thomas F. English, Esq. - Previously filed filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for (File No. 333-30706).

(9)(b) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, filed 4/25/97 and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer). Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(10)(j) Power of Attorney for Michael E. Sproule, Director- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I
                 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(10)(k) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342), filed 4/16/98 and incorporated herein by reference.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary G. Benanav                                Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         David A. Harland                               Senior Vice President and Deputy General Counsel
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Theodore Mathas                                Senior Vice President and Chief Operating Officer
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         Howard Anderson                                First Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Carmela Condon                                 Vice President and Controller
         Karen Dann                                     Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   First Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas


     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine Partners GP, LLC                              Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Taiwan Corporation                         Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.29%
          Limited (4)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (5)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Heier New York Life Insurance Company Limited                          China                      50%


         (4) Held through controlled Thai nominee holding company.

         (5) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of June 30, 2003, there were approximately 13,699 owners of Qualified Policies and 8,713 owners of Non-Qualified Policies offered under NYCIAC Variable Annuity Separate Account-III.


ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:


          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds


      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director, Chairman and President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

     New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Premium Plus Variable Annuity, NYLIAC MainStay Premium Plus Variable Annuity, NYLIAC AmSouth Premium Plus Variable Annuity, Lifestages Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 6th day of August, 2003.



                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ David J. Krystel
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ David J. Krystel
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



     Frank M. Boccio*               Director

     Carmela Condon*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     Anne F. Pollack*               Director


     Robert D. Rock*                Director

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director
     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By:      /s/ David J. Krystel
     -----------------------------
      David J. Krystel
      Attorney-in-Fact
      August 6, 2003


* Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX


EXHIBIT NUMBER                     DESCRIPTION


9(b)              Opinion and Consent of Thomas F. English, Esq.


10(a)             Consent of PriceWaterhouseCoopers LLP